Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	1 Months Ended		10 Months Ended
	Jan. 31, 2025	Jan. 22, 2025	Oct. 29, 2025
M/V Buenaventura Express [Member]
Subsequent Event [Line Items]
Sale price agreed in Memorandum of Agreement			$ 120,100
Property, Plant and Equipment, Disposals			$ 113,274
Delivery Date to the new owners			the first quarter of 2026
Common Shares Sale Agreement [Member]
Subsequent Event [Line Items]
Maximum offering amount	$ 75,000
Common Shares Sale Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Offering cost percentage	2.50%
Limited Partner [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Jan. 22, 2025
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.15
Dividends Payable, Date of Payment		Feb. 12, 2025
Dividends Payable, Date of Record		Feb. 06, 2025